Offerings	Aug. 04, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	89,655,171
Proposed Maximum Offering Price per Unit | $ / shares	2.1815
Maximum Aggregate Offering Price	$ 195,582,755.53
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,943.72
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.Consists of (i) 29,885,057 shares of common stock or pre-funded warrants held by the selling stockholder, (ii) 29,885,057 shares of common stock issuable upon exercise of the common warrants A, (ii) 29,885,057 shares of common stock issuable upon exercise of the common warrants B.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) and Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on The Nasdaq Capital Market on July 30, 2025, which date is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Stock
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.In accordance with Rule 457(g) under the Securities Act, because the Registrant’s common stock underlying the placement agent warrants are registered hereby, no separate registration fee is required with respect to such securities.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants(4)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.In accordance with Rule 457(g) under the Securities Act, because the Registrant’s common stock underlying the placement agent warrants are registered hereby, no separate registration fee is required with respect to such securities.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of Placement Agent Warrants(5)
Maximum Aggregate Offering Price	$ 2,390,804
Fee Rate	0.01531%
Amount of Registration Fee	$ 366.03
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.The registrant has issued to the placement agent or its designees, placement agent warrants (the “Placement Agent Warrants”) to purchase a number of shares of common stock equal to 8% of the aggregate number of shares of common stock and pre-funded warrants sold in the private placement completed on July 25, 2025. The exercise price of the Placement Agent Warrants is $1.00. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the Placement Agent Warrants is $2,390,804, which is equal to $1.00 multiplied by of 2,390,804 (8% of 29,885,057).